Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Commitments to extend credit to customers with TDRs		¥ 101,339
Credit allowance to borrowers experiencing financial difficulty
Financing Receivable, Allowance for Credit Losses [Line Items]
Other commitments	¥ 64,250
Nonperforming loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease from charge-offs in the allowance for credit losses due to loan disposal activity	¥ 15,700	79,900	¥ 400
Minimum | Close Watch
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 2,788,000	2,879,000	2,011,000
Commercial | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Loans contractually past due before becoming defaulted loans, period	1 month
Commercial | Minimum | Close Watch
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days
Commercial | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Residential | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Card | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	1 month
Krungsri | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	6 months
Krungsri | Minimum | Under-Performing
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date, in day	30 days
Krungsri | Minimum | Non-Performing
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date, in day	90 days
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Assets including loans		2,614,535
Significant sales of loans		¥ 556,000	¥ 518,000
MUAH | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	60 days